Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Consolidated net (loss) income	$ (147,779)	(930,104)	757,357	(144,916)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Unrealized loss from derivative contracts (Note 16)	162	1,021	6,770	27,661
Changes in fair value of conversion feature of convertible bonds	(42,006)	(264,384)	(31,623)	73,887
Loss from disposal of fixed assets	272	1,714	957	719
Amortization of convertible bonds discount	12,011	75,595	60,405	50,788
Depreciation and amortization	34,739	218,641	187,587	153,174
Loss on goodwill impairment (Note 9)	21,407	134,735
Amortization of long-term deferred expense	1,813	11,408	7,194	6,670
Stock compensation expenses (Note 19)	6,090	38,331	31,963	42,671
Write-down of inventories (Note 4)	92,645	583,097	134,489	282,574
Provision for doubtful collection of accounts receivable (Note 3)	282	1,778		3,723
Reversal of doubtful debt for accounts receivable			(278)
Provision for doubtful collection of advances to supplier (Note 5)	45,718	287,742	117	234,724
Provision for doubtful collection of other receivables (Note 6)	8,652	54,456
Deferred tax benefit (Note 23)	(27,535)	(173,303)	(32,055)	(15,792)
Warranty provision (Note 13)	10,284	64,730	67,616	33,728
Warranty settlements and reversals (Note 13)	(5,447)	(34,286)	(9,386)	(8,904)
Unrecognized tax benefit (Note 23)			116,088
Changes in operating assets and liabilities:
Restricted cash	(4,559)	(28,693)	(5,298)	2,011
Accounts receivable	118,129	743,489	(695,041)	(271,674)
Notes receivable	(7,977)	(50,208)	(10,000)
Inventories	(75,688)	(476,373)	(141,289)	(334,839)
Advance to suppliers and long-term prepayments	13,645	85,883	(178,700)	(68,872)
Other current assets	(32,795)	(206,408)	(75,117)	301,434
Intangible assets (Note 8)	(21,405)	(134,719)	(1,678)	(438)
Long-term deferred expense (Note 10)	(369)	(2,322)
Long-term payable (Note 22)	7,944	50,000
Amount due from related parties	(31,560)	(198,634)	(30,361)	(12,439)
Accounts payable	19,363	121,866	(12,252)	238,804
Notes payable	41,306	259,975	(5,656)
Accrued expenses and other liabilities	(9,537)	(60,025)	154,680	33,648
Amount due to related parties	4,633	29,159	(3,582)	10,362
Customer deposits	8,156	51,333	(26,147)	50,191
Net cash provided by operating activities	40,594	255,494	266,760	688,895
Cash flows from investing activities:
Acquisition of fixed assets	(381,398)	(2,400,481)	(634,506)	(260,054)
Acquisition of a subsidiary				(89,818)
Change in restricted cash	(5,949)	(37,443)	(34,653)	25,587
Net cash used in investing activities	(387,347)	(2,437,924)	(669,159)	(324,285)
Cash flows from financing activities:
Proceeds from issuance of redeemable ordinary shares pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.	1	9	21
Payment for repurchase of redeemable ordinary shares which were issued pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.	(2)	(16)
Net proceeds from issuance of ordinary shares to Hanwha Solar Holdings Co., Ltd. (Note 17)			1,059,812
Net proceeds from issuance of ordinary shares (Note 17)			521,302	148,994
Dividends paid to noncontrolling shareholders				(3,400)
Proceeds from exercise of stock options	180	1,135	12,166	1,103
Proceeds from short-term borrowings	527,890	3,322,480	1,098,911	1,900,675
Payment of short-term borrowings	(298,249)	(1,877,148)	(1,184,756)	(2,594,743)
Change of restricted cash	(18,272)	(115,000)
Payment for repurchase of redeemable ordinary shares (Note 20)	(3)	(18)
Proceeds from long-term borrowings	253,416	1,594,977		300,000
Repayment of long-term borrowings	(55,609)	(350,000)	(120,000)	(30,000)
Arrangement fee of long-term loans (Note 10)	(6,766)	(42,586)
Arrangement fee of short-term loans (Note 6)	(894)	(5,625)
Net cash (used in) provided by financing activities	401,692	2,528,208	1,387,456	(129,791)
Net increase in cash and cash equivalents	54,939	345,778	985,057	234,819
Cash and cash equivalents at the beginning of year	259,104	1,630,777	645,720	410,901
Cash and cash equivalents at the end of year	314,043	1,976,555	1,630,777	645,720
Supplemental disclosure of cash flow information:
Interest paid	8,711	54,828	89,855	104,817
Income taxes paid	24,259	152,681	160,615	39,159
Realized gain (loss) from derivative contracts	(11,083)	(69,757)	84,301	37,255
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	70,912	446,314	48,613	21,842
Conversion of convertible bonds into ordinary shares				179
Transfer of unamortized debt issuance costs to equity upon conversion of convertible bonds into ordinary shares				(5)